BLACKROCK FUNDSSM

SUPPLEMENT TO EQUITY PROSPECTUSES

DATED JANUARY 31, 2005

MID-CAP GROWTH EQUITY PORTFOLIO (INVESTOR, SERVICE AND INSTITUTIONAL SHARES PROSPECTUSES)

Primary Investment Strategies

The first two paragraphs of the “Primary Investment Strategies” section are amended to read in their entirety as follows:

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies which the fund management team believes have above-average earnings growth potential. Prior to September 1, 2005, the fund defines these companies as those with market capitalizations between $1 billion and $10 billion. As of September 1, 2005, mid-capitalization growth companies include companies that are comparable in size to the companies in the Russell Midcap Growth Index (between approximately $500 million and $15 billion as of September 30, 2004). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock. From time to time the fund may invest in shares of companies through initial public offerings (IPOs).

The management team focuses on U.S. mid-capitalization emerging growth companies. The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The management team uses a bottom up investment style in managing the fund. This means securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management’s abilities) performed by the management team.

Important Definitions

The definition of Mid-Capitalization Companies in the “Important Definitions” section is amended to read in its entirety as follows:

Mid-Capitalization Companies: Prior to September 1, 2005, the fund defines these companies as those with market capitalizations between $1 billion and $10 billion. As of September 1, 2005, the fund defines these companies as those with market capitalizations comparable in size to the companies in the Russell Midcap Growth Index (between approximately $500 million and $15 billion as of September 30, 2004). Capitalization refers to the market value of the company and is calculated by multiplying the number of shares outstanding by the current price per share.

SMALL CAP VALUE EQUITY PORTFOLIO (INVESTOR, SERVICE, INSTITUTIONAL AND BLACKROCK SHARES PROSPECTUSES)

Effective on or about July 1, 2005, the fund will be closed to new investors. Existing shareholders on the date of closing may make additional investments in current accounts. In addition, new accounts may be opened by (i) any investor if the taxpayer identification number for the new account will be the same as that for a current account and (ii) 401(k), 403(b), 457 and other similar group retirement plan programs that have current accounts.

SMALL/MID CAP GROWTH AND SMALL CAP GROWTH EQUITY PORTFOLIOS (INVESTOR, SERVICE AND INSTITUTIONAL SHARES PROSPECTUSES)

Fund Management

The first paragraph in the “Fund Management” section is amended to read in its entirety as follows:

The fund management team is led by Neil Wagner, Managing Director at BlackRock Advisors, Inc. (BlackRock), Andrew F. Thut, Director at BlackRock, and Eileen Leary, CFA, Managing Director at BlackRock.

1

INDEX EQUITY PORTFOLIO (INVESTOR AND SERVICE SHARES PROSPECTUSES)

Expenses and Fees

Effective on or about July 1, 2005, the annual service fee payable by Investor A, B, C and Service Shares of the fund will be reduced from .25% of average daily net assets to .15% of average daily net assets. Accordingly, as of that date the “Expenses and Fees” section will be revised to read in its entirety as follows:

Investor Shares Prospectus

Expenses and Fees

The tables below explain your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, B and C Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

	A Shares	B Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases* (as percentage of offering price)	3.0%	0.0%	0.0%
Maximum Deferred Sales Charge (Load) (as percentage of offering price)	0.0%	4.5%**	1.00	%***
Redemption/Exchange Fee**** (as a percentage of amount redeemed)	2.0%	2.0%	2.0%

Annual Fund Operating Expenses1

(Expenses that are deducted from fund assets)

	A Shares		B Shares		C Shares
Advisory fees		.025%		.025%		.025%
Distribution (12b-1) fees		.10%		.75%		.75%
Other expenses		.51%		.51%		.51%
Service fees	.15%		.15%		.15%
Other	.36%		.36%		.36%
Total annual fund operating expenses		.635%		1.285%		1.285%
Fee waivers and expense reimbursements[2]		—		—		—
Net expenses[2]		.635%		1.285%		1.285%

*	Reduced front-end sales charges may be available (see the section “Can Sales Charge be Reduced or Eliminated?” for more information regarding the reduction of front-end sales charges).
**	The CDSC is 4.5% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on B Shares. (See the section “Purchase of Investor B Shares” for complete schedule of CDSCs.)
***	There is no CDSC on C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	The Annual Fund Operating Expenses table and the Example reflect the expenses of both the Index Equity and Index Master Portfolios.
[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to .785% (for Investor A Shares) and 1.535% (for Investor B and C Shares) of average daily net assets until February 1, 2006. The fund may have to repay some of these waiver and reimbursements to BlackRock in the following two years. Including voluntary waivers, the net expenses for Investor A Shares of the fund are estimated to be .48% and the net expenses for Investor B and C Shares of the fund are estimated to be 1.23%. These voluntary waivers may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

2

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses, redemption at the end of each time period and, with respect to B Shares and C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares*	$363	$497	$643	$1,069
B Shares**
Redemption	$581	$757	$905	$1,371	***
B Shares
No Redemption	$131	$407	$705	$1,371	***
C Shares**
Redemption	$231	$407	$705	$1,551
C Shares
No Redemption	$131	$407	$705	$1,551

*	Reflects imposition of sales charge.
**	Reflects deduction of CDSC.
***	Based on the conversion of Investor B Shares to Investor A Shares after eight years.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of fund assets.

This prospectus offers shareholders different ways to invest with three separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other options (Investor B and Investor C Shares) have no front-end charges but have higher on-going fees, which are paid over the life of the investment, and have a contingent deferred sales charge (CDSC) that you may pay when you redeem your shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than B or C Shares.

Service Shares Prospectus

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets.

The tables below describe the fees and expenses that you may pay if you buy and hold Service Shares of the fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees) and may not reflect expenses of the fund after February 1, 2006.

Shareholder Fees

(Fees paid directly from your investment)

Redemption/Exchange Fee* (as a percentage of amount redeemed)	2.0%

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Annual Fund Operating Expenses1

(Expenses that are deducted from fund assets)

Advisory fees		.025%
Other expenses		.51%
Service fees	.15%
Other	.36%
Total annual fund operating expenses		.535%
Fee waivers and expense reimbursements[2]		—
Net expenses[2]		.535%

*	Fee applies only to shares that are redeemed or exchanged within 90 days of purchase.
[1]	The Annual Fund Operating Expenses table and the Example reflect the expenses of both the Index Equity and Index Master Portfolios.
[2]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Service class expenses to .615% of average daily net assets until February 1, 2006. The fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. Including a voluntary waiver, the net expenses for Service Shares of the fund are estimated to be .48%. This voluntary waiver may be terminated at any time. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$55	$172	$299	$671

PURCHASE OF INVESTOR A SHARES (INVESTOR SHARES PROSPECTUS)

The first paragraph in the “Purchase of Investor A Shares” section is amended to read in its entirety as follows:

The following tables show the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below).

PURCHASE OF INVESTOR B SHARES (INVESTOR SHARES PROSPECTUS)

The first paragraph in the “Purchase of Investor B Shares” section is amended to read in its entirety as follows:

Investor B Shares are subject to a CDSC at the rates shown in the chart below if they are redeemed within six years of purchase. The CDSC is based on the price of the Investor B Shares when purchased or the net asset value of the Investor B Shares on the redemption date (whichever is less) and is calculated without regard to any redemption/exchange fee. The amount of any CDSC an investor must pay depends on the number of years that elapse between the date of purchase and the date of redemption. The CDSC may be waived under certain circumstances, as described below. Any CDSC paid on redemptions of Investor B Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding.

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PURCHASE OF INVESTOR C SHARES (INVESTOR SHARES PROSPECTUS)

The first paragraph in the “Purchase of Investor C Shares” section is amended to read in its entirety as follows:

Investor C Shares are subject to a CDSC of 1.00% if they are redeemed within 12 months after purchase. The 1.00% is based on the offering price or the net asset value of the Investor C Shares on the redemption date (whichever is less) and is calculated without regard to any redemption/exchange fee. The CDSC may be waived under certain circumstances, as described below. There is no CDSC on redemptions of Investor C Shares after 12 months. Any CDSC paid on redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding.

REINSTATEMENT PRIVILEGE (INVESTOR A, INVESTOR B AND INVESTOR C SHARES) (INVESTOR SHARES PROSPECTUS)

The “Reinstatement Privilege (Investor A, Investor B and Investor C Shares)” section is amended to read in its entirety as follows:

Upon redemption of Investor Shares, a shareholder may reinvest their redemption proceeds (after paying any applicable CDSC or redemption/exchange fee) in Investor A Shares of the SAME fund without paying a front-end sales charge. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received. To exercise this privilege, PFPC must receive written notification from the shareholder of record or the registered representative of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

WAIVING THE SALES CHARGE (INVESTOR A SHARES) (INVESTOR SHARES PROSPECTUS)

The “Waiving the Sales Charge (Investor A Shares)” section is amended to reflect the fact that within 60 days from the date of the liquidation of Partners Balanced Trust (PBT), which is expected to occur on or about September 30, 2005, former shareholders of PBT will be able to invest their liquidation proceeds in Investor A Shares of the Company without paying a front-end sales charge.

DISTRIBUTION AND SERVICE PLAN (INVESTOR AND SERVICE SHARES PROSPECTUSES)

This section is amended to reflect the fact that effective on or about July 1, 2005, the annual service fee payable by Investor A, B, C and Service Shares of the Index Equity Portfolio will be reduced from .25% of average daily net assets to .15% of average daily net assets.

EXCHANGE PRIVILEGE (INVESTOR SHARES PROSPECTUS)

The first paragraph of the “Exchange Privilege” section is amended to read in its entirety as follows:

BlackRock Funds offers 50 different funds, enough to meet virtually any investment need. Once you are a shareholder, you have the right to exchange Investor A, B or C Shares from one fund to Investor A, B or C Shares of another to meet your changing financial needs. Please note that you can exchange only into a share class and fund that are open to new investors, unless you have a current account in a fund that is closed to new investors.

The date of this Supplement is June 30, 2005.

5

BLACKROCK FUNDSSM

SUPPLEMENT TO BOND PROSPECTUSES

DATED JANUARY 31, 2005

GOVERNMENT INCOME PORTFOLIO (INVESTOR, SERVICE AND BLACKROCK SHARES PROSPECTUSES)

All references to the fund’s benchmark are hereby deleted and replaced with a customized weighted index comprised of the returns of the Lehman Brothers Mortgage-Backed Securities Index (50%) and the Merrill Lynch 10-Year Treasury Index (50%), recognized unmanaged indices of bond market performance.

HIGH YIELD BOND PORTFOLIO (INVESTOR SHARES PROSPECTUS)

Primary Investment Strategies

Effective July 1, 2005, the fund has changed the benchmark against which it measures its performance from the Lehman Brothers U.S. Corporate High Yield Index to the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index more accurately reflects the universe of securities in which the fund will invest.

Important Definitions

The following is added to the “Important Definitions” section.

Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no one issuer represents more than 2 percent of the index.

Average Annual Total Returns

The table below gives you a picture of the fund’s long-term performance as compared to that of the old and new benchmarks.

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

These returns assume payment of applicable sales charges.

	1 Year	3 Years	5 Years	Since Inception	Inception Date[1]
High Yield Bond; Inv A
Return Before Taxes	6.39%	10.91%	6.07%	6.50%	11/19/98
Return After Taxes on Distributions	3.40%	7.27%	2.08%	2.47%
Return After Taxes on Distributions and Sale of Shares	4.07%	7.03%	2.57%	2.91%
High Yield Bond; Inv B
Return Before Taxes	6.61%	10.99%	6.07%	6.58%	11/19/98
High Yield Bond; Inv C
Return Before Taxes	10.10%	11.92%	6.37%	6.58%	11/19/98
Lehman Brothers U.S. Corporate High Yield (Reflects no deduction for fees, expenses or taxes)	11.13%	12.22%	6.97%	6.34%	N/A
Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap (Reflects no deduction for fees, expenses or taxes)	11.14%	12.60%	7.24%	6.35%**	N/A

*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmarks does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
**	Daily returns not available. Based upon annualized data from 11/30/98.
[1]	Inception date of the fund’s oldest class(es).

HIGH YIELD BOND PORTFOLIO (INSTITUTIONAL SHARES PROSPECTUS)

Primary Investment Strategies

Effective July 1, 2005, the fund has changed the benchmark against which it measures its performance from the Lehman Brothers U.S. Corporate High Yield Index to the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index more accurately reflects the universe of securities in which the fund will invest.

Important Definitions

The following is added to the “Important Definitions” section.

Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no one issuer represents more than 2 percent of the index.

Average Annual Total Returns

The table below gives you a picture of the fund’s long-term performance as compared to that of the old and new benchmarks.

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Year	5 Years	Since Inception	Inception Date[1]
High Yield Bond
Return Before Taxes	12.22%	13.26%	7.61%	7.87%	11/19/98
Return After Taxes on Distributions	8.93%	9.37%	3.39%	3.61%
Return After Taxes on Distributions and Sale of Shares	7.85%	8.91%	3.75%	3.95%
Lehman Brothers U.S. Corporate High Yield (Reflects no deduction for fees, expenses or taxes)	11.13%	12.22%	6.97%	6.34%	N/A
Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap (Reflects no deduction for fees, expenses or taxes)	11.14%	12.60%	7.24%	6.35%**	N/A

*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmarks does not assume reinvestment of dividends and distributions. Source: BlackRock Advisors, Inc.
**	Daily returns not available. Based upon annualized data from 11/30/98.
[1]	Inception date of the fund’s oldest class(es).

HIGH YIELD BOND PORTFOLIO (SERVICE SHARES PROSPECTUS)

Primary Investment Strategies

Effective July 1, 2005, the fund has changed the benchmark against which it measures its performance from the Lehman Brothers U.S. Corporate High Yield Index to the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index more accurately reflects the universe of securities in which the fund will invest.

Important Definitions

The following is added to the “Important Definitions” section.

Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no one issuer represents more than 2 percent of the index.

Average Annual Total Returns

The table below gives you a picture of the fund’s long-term performance as compared to that of the old and new benchmarks.

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	Since Inception	Inception Date[1]
High Yield Bond
Return Before Taxes	12.04%	12.97%	7.32%	7.54%	11/19/98
Return After Taxes on Distributions	8.86%	9.21%	3.22%	3.42%
Return After Taxes on Distributions and Sale of Shares	7.74%	8.75%	3.58%	3.76%
Lehman Brothers U.S. Corporate High Yield (Reflects no deduction for fees, expenses or taxes)	11.13%	12.22%	6.97%	6.34%	N/A
Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap (Reflects no deduction for fees, expenses or taxes)	11.14%	12.60%	7.24%	6.35%**	N/A

*	The information for fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmarks does not assume reinvestment of dividends and distributions.
Source: BlackRock Advisors, Inc.
**	Daily returns not available. Based upon annualized data from 11/30/98.
[1]	Inception date of the fund’s oldest class(es).

HIGH YIELD BOND PORTFOLIO (BLACKROCK SHARES PROSPECTUS)

Primary Investment Strategies

Effective July 1, 2005, the fund has changed the benchmark against which it measures its performance from the Lehman Brothers U.S. Corporate High Yield Index to the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index more accurately reflects the universe of securities in which the fund will invest.

Important Definitions

The following is added to the “Important Definitions” section.

Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no one issuer represents more than 2 percent of the index.

Average Annual Total Returns

The table below gives you a picture of the fund’s long-term performance as compared to that of the old and new benchmarks.

As of 12/31/04

AVERAGE ANNUAL TOTAL RETURNS*

	1 Year	3 Years	5 Years	Since Inception	Inception Date[1]
High Yield Bond
Return Before Taxes	12.38%	13.42%	7.77%	8.00%	11/19/98
Return After Taxes on Distributions	9.03%	9.47%	3.48%	3.69%
Return After Taxes on Distributions and Sale of Shares	7.95%	9.02%	3.84%	4.02%
Lehman Brothers U.S. Corporate High Yield (Reflects no deduction for fees, expenses or taxes)	11.13%	12.22%	6.97%	6.34%	N/A
Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap (Reflects no deduction for fees, expenses or taxes)	11.14%	12.60%	7.24%	6.35%**	N/A

*	The information for the fund in the chart and the table assumes reinvestment of dividends and distributions. The information for the benchmarks does not assume reinvestment of dividends and distributions.
Source: BlackRock Advisors, Inc.
**	Daily returns not available. Based upon annualized data from 11/30/98.
[1]	Inception date of the fund’s oldest class(es).

PURCHASE OF INVESTOR A SHARES (INVESTOR SHARES PROSPECTUS)

The first paragraph in the “Purchase of Investor A Shares” section is amended to read in its entirety as follows:

The following tables show the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount, may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below).

PURCHASE OF INVESTOR B SHARES (INVESTOR SHARES PROSPECTUS)

The first paragraph in the “Purchase of Investor B Shares” section is amended to read in its entirety as follows:

Investor B Shares are subject to a CDSC at the rates shown in the chart below if they are redeemed within six years of purchase. The CDSC is based on the price of the Investor B Shares when purchased or the net asset value of the Investor B Shares on the redemption date (whichever is less) and is calculated without regard to any redemption/exchange fee. The amount of any CDSC an investor must pay depends on the number of years that elapse between the date of purchase and the date of redemption. The CDSC may be waived under certain circumstances, as described below. Any CDSC paid upon redemptions of Investor B Shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the charge described below due to rounding.

PURCHASE OF INVESTOR C SHARES (INVESTOR SHARES PROSPECTUS)

The first paragraph in the “Purchase of Investor C Shares” section is amended to read in its entirety as follows:

Investor C Shares are subject to a CDSC of 1.00% if they are redeemed within 12 months after purchase. The 1.00% is based on the offering price or the net asset value of the Investor C Shares on the redemption date (whichever is less) and is calculated without regard to any redemption/exchange fee. The CDSC may be waived under certain circumstances, as described below. There is no CDSC on redemptions of Investor C Shares after 12 months. Any CDSC paid upon redemptions of Investor C Shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the charge described below due to rounding.

REINSTATEMENT PRIVILEGE (INVESTOR A, INVESTOR B AND INVESTOR C SHARES) (INVESTOR SHARES PROSPECTUS)

The “Reinstatement Privilege (Investor A, Investor B and Investor C Shares)” section is amended to read in its entirety as follows:

Upon redemption of Investor Shares, a shareholder may reinvest their redemption proceeds (after paying any applicable CDSC or redemption/exchange fee) in Investor A Shares of the SAME fund without paying a front-end sales charge. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received. To exercise this privilege, PFPC must receive written notification from the shareholder of record or the registered representative of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

WAIVING THE SALES CHARGE (INVESTOR A SHARES) (INVESTOR SHARES PROSPECTUS)

The “Waiving the Sales Charge (Investor A Shares)” section is amended to reflect the fact that within 60 days from the date of the liquidation of Partners Balanced Trust (PBT), which is expected to occur on or about September 30, 2005, former shareholders of PBT will be able to invest their liquidation proceeds in Investor A Shares of the Company without paying a front-end sales charge.

DISTRIBUTION AND SERVICE PLAN (INVESTOR SHARES PROSPECTUS)

The first paragraph in the “Distribution and Service Plan” section is amended to read in its entirety as follows:

The Company has adopted a plan (the Plan) that allows the Company to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

EXCHANGE PRIVILEGE (INVESTOR SHARES PROSPECTUS)

The first paragraph of the “Exchange Privilege” section is amended to read in its entirety as follows:

BlackRock Funds offers 50 different funds, enough to meet virtually any investment need. Once you are a shareholder, you have the right to exchange Investor A, B or C Shares from one fund to Investor A, B or C Shares of another to meet your changing financial needs. Please note that you can exchange only into a share class and fund that are open to new investors, unless you have a current account in a fund that is closed to new investors.

The date of this Supplement is June 30, 2005.

BLACKROCK FUNDSSM

SUPPLEMENT TO MONEY MARKET PROSPECTUSES

DATED JANUARY 31, 2005

MONEY MARKET PORTFOLIO (INVESTOR, SERVICE, INSTITUTIONAL AND HILLIARD LYONS SHARES PROSPECTUSES)

Primary Investment Strategies

The first paragraph in the “Primary Investment Strategies” section is amended to read in its entirety as follows:

In pursuit of this goal, the fund invests in a broad range of short term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

Key Risks

The second paragraph in the “Key Risks” section is amended to read in its entirety as follows:

Because of its concentration in the financial services industry, the fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

SELLING SHARES (INVESTOR SHARES PROSPECTUS)

The fourth paragraph in the “Selling Shares” section is amended to read in its entirety as follows:

Upon request, the Company will provide the holders of Investor A Shares with checkwriting redemption privileges. In order to exercise this privilege, the checkwriting application and signature card must be completed and provided in conjunction with an account application. Shareholders interested in obtaining this checkwriting redemption privilege may contact the Company at (800) 441-7762. Shareholders will be charged a $15 fee for each check which has been returned as a result of insufficient funds. The checkwriting redemption privilege is not available in connection with the redemption of Investor B or Investor C Shares.

EXPEDITED REDEMPTIONS (INVESTOR SHARES PROSPECTUS)

The “Expedited Redemptions” section is amended to reflect that once authorization is on file, the Company will honor requests by telephone at (800) 441-7762.

EXCHANGE PRIVILEGE (INVESTOR SHARES PROSPECTUS)

The first paragraph of the “Exchange Privilege” section is amended to read in its entirety as follows:

BlackRock Funds offers 50 different funds, enough to meet virtually any investment need. Once you are a shareholder, you have the right to exchange Investor A, B or C Shares from one fund to Investor A, B or C Shares of another to meet your changing financial needs. Please note that you can exchange only into a share class and fund that are open to new investors, unless you have a current account in a fund that is closed to new investors.

The date of this Supplement is June 30, 2005.

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BLACKROCK FUNDSSM

SUPPLEMENT TO BLACKROCK STRATEGIC PORTFOLIO I PROSPECTUS

DATED JANUARY 31, 2005

Primary Investment Strategies

The first paragraph of the “Primary Investment Strategies” section is amended to read in its entirety as follows:

In pursuit of this goal, the management team expects to invest primarily in non-dollar denominated bonds of issuers located outside of the United States. The portfolio normally invests at least 65% of its total assets in such bonds. The Portfolio intends to primarily invest in developed countries, although it has the ability to invest up to 20% of its total assets in bonds of issuers in emerging market countries. The Portfolio may also invest in non-U.S. currencies. The Portfolio may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The date of this Supplement is June 30, 2005.